THE FORESTER FUNDS


ANNUAL REPORT
March 31, 2000

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS

Letter to Shareholders - March 31, 2000


Dear Fellow Shareholder:

We are proud to have completed our first fiscal year as a public fund. The past seven months have witnessed some extreme volatility in the markets, while your funds grew steadily. The Small Cap Value Fund beat its benchmark, the Russell 2000 Value Index since inception returning 2.58% versus only 1.75% for the benchmark. The Value Fund beat its value benchmark, the Russell 1000 Value since inception returning 2.58% versus 0.98% for the benchmark, but trailed the S&P 500 which returned 10.87%.

Currently the markets are at some of the highest valuations ever seen.
Many argue that they are overvalued and due for a correction. We do not know when or if a market correction will occur, but this is the environment for disasters. Like those who see funnel clouds, hear tornado warnings and take cover, so we too go to cash when we see extremely high valuations. We will wait until either earnings begin to catch up with valuations or the valuations come down before we get invested in equities. I would hope to see a pull back, then get fully invested sometime over the next 3-6 months.

Traditionally, price-to-earnings ratios for the S&P 500 have ranged from 6 times earnings to about 26 times earnings, with the average being around 16 times. Over the past seven months, the p/e for the S&P 500 has often been over 30 times. The Nasdaq composite, where many of the companies do not have earnings and may not for the foreseeable future, has p/e ratios for those companies that have earnings of over 50 times. On this basis, the markets look speculative indeed.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS



THE FORESTER SMALL CAP VALUE FUND RETURNS


  Since Inception (9/10/99)                  2.6%
    (Return not annualized)

			FORESTER			RUSSELL
			SMALL CAP			2000 VALUE
			VALUE FUND			INDEX
                  ----------              ----------
9/10/99             10,000                 10,000
9/30/99             10,006                  9,652
12/31/99            10,121                  9,800
3/31/00             10,258                 10,175


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


THE FORESTER VALUE FUND RETURNS



Since Inception (9/10/99)                  2.6%

			      		RUSSELL		S&P 500
			FORESTER		1000 VALUE		STOCK
			VALUE FUND		INDEX			INDEX
                  ----------        ----------   	-------
9/10/99             10,000          10,000     		10,000
9/30/99             10,006           9,532        	 9,488
12/31/99            10,121          10,050       	10,870
3/31/00             10,258          10,098       	11,087


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).



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PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN
INVESTMENT IN A MUTUAL FUND THAT CONCENTRATES ITS PORTFOLIO IN THE STOCKS OF SMALLER COMPANIES MAY PRESENT ADDITIONAL RISKS INCLUDING A SHORTER HISTORY OF OPERATION, HIGHER VOLATILITY AND LESS LIQUIDITY, ALL OF WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Investment return and principal value will fluctuate so that on investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 2000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 2000 Index of 2000 smaller companies. The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.

THE FORESTER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
March 31, 2000
										     Market
								Percent of       Value
Par Value	                                    Net Assets      (Note 1-A)

$48,000	U.S. Treasury Note
		5.50%, due 5/31/00			93.47%	     	$47,940
		Total Investments (Cost $48,141)(a)	93.47%		 47,940
		Other Assets				 6.53%		  3,351
                                               -------            -------
		Net Assets				     100.00%		$51,291
                                               =======            =======
		(a) Aggregate cost for federal income tax purposes is $48,141.

		At March 31, 2000, unrealized depreciation of securities for federal income tax purposes is $201.

See accompanying notes to financial statements.



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THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
March 31, 2000
										     Market
								Percent of       Value
Par Value	                                    Net Assets      (Note 1-A)

$48,000	U.S. Treasury Note
		5.50%, due 5/31/00			93.47%	     	$47,940
		Total Investments (Cost $48,141)(a)	93.47%		 47,940
		Other Assets				 6.53%		  3,351
                                                ------            -------
		Net Assets					100.00%		$51,291
                                                =======           =======
		(a) Aggregate cost for federal income tax purposes is $48,141.

		At March 31, 2000, unrealized depreciation of securities for federal income tax purposes is $201.


See accompanying notes to financial statements.

THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000


                                              	Forester
                                            	Small Cap         Forester
                                          	Value Fund       Value Fund
ASSETS
Investments at market value
(Identified cost $48,141 and $48,141) (Note 1)	 $47,940	       $47,940
Cash					                     2,471		   2,471
Interest receivable	 	                       880	 	     880
Total assets	 	                          51,291	 	  51,291
                                                 -------           -------

LIABILITIES	 	                                     -  	 	       -
                                                 -------           -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,058 and 5,058 shares issued
and outstanding, respectively)	             $51,291	       $51,291
                                                 =======           =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($51,291  /  5,058 shares)
($51,291  /  5,058 shares)	                    $10.14	        $10.14
                                                  ======            ======
NET ASSETS
  At March 31, 2000, net assets consisted of:
	Paid-in capital	                         $50,580	       $50,580
	Undistributed net investment income		     912		     912
	Net unrealized depreciation	 	          (201)	 	    (201)
	                                           $51,291	       $51,291
                                                 =======           =======



See accompanying notes to financial statements




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THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Period ended March 31, 2000*


                                      	       Forester
                                        	       Small Cap        Forester
                                     	       Value Fund      Value Fund
INVESTMENT INCOME
Interest income	                                $1,492	        $1,492
  Total income		                           1,492	         1,492
                                                  ------            ------
EXPENSES
Investment advisory fees (Note 2)		           283	           283
                                                  ------            ------
  Total expenses		                             283	           283
  Less:  expenses waived by Advisor (Note 2)	    (283)	          (283)
                                                  ------            ------
Net expenses		                               -  	             -
                                                  ------            ------
         Net investment income		         1,492		   1,492
                                                  ------            ------

UNREALIZED LOSS ON INVESTMENTS
  Change in unrealized depreciation
     of investments		                      (201)		    (201)
                                                  ------            ------
     Net loss on investments		                (201)		    (201)
                                                  ------            ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS	                               $ 1,291	       $ 1,291
                                                 =======           =======



* Commencement of operations was September 10, 1999.


See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS
Period ended March 31, 2000*

                                              Forester
                                              Small Cap          Forester
                                              Value Fund        Value Fund
INCREASE IN NET ASSETS FROM
  Operations
	Net investment income	                   $ 1,492	      $ 1,492
	Increase in unrealized
       depreciation of investments		          (201)		   (201)
                                                 -------          -------
      Net increase in net assets
        resulting from operations		         1,291	        1,291

  Distributions to shareholders
      Net investment income
	($0.12 and $0.12 per share, respectively)	    (580)	         (580)

  Capital share transactions (a)
	Increase in net assets resulting
        from capital share transactions		     580		    580
                                                 -------          -------
        Total increase in net assets		   1,291		  1,291

NET ASSETS
  Beginning of period		                    50,000		 50,000
                                                 -------          -------
End of period
(Including undistributed net investment
 income of $912 and $912, respectively)	       $51,291	      $51,291
                                                 =======          =======

(a) Summary of capital share activity follows:
                                          Period Ended        Period Ended
                                         March 31, 2000      March 31, 2000
                                         Shares   Value      Shares   Value
Shares issued in reinvestment
  of distributions	                   58	  $580	   58	    $580
                                           --     ----         --     ----
   Net increase	                         58	  $580	   58	    $580
                                           ==     ====         ==     ====


* Commencement of operations was September 10, 1999.


See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS
Period ended March 31, 2000* (For a share outstanding throughout each period)


                                              Forester
                                              Small Cap         Forester
                                              Value Fund        Value Fund
NET ASSET VALUE
Beginning of period	                       $10.00	           $10.00
                                               ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income		                    .30		        .30
Net losses on securities
   (both realized and unrealized)		       (.04)		 (.04)
                                               ------            ------
	Total from investment operations		  .26		        .26
                                               ------            ------
LESS DISTRIBUTIONS
Dividends (from net investment income)		 (.12)		 (.12)
                                               ------            ------
	Total distributions		             (.12)		 (.12)
                                               ------            ------
NET ASSET VALUE
End of period	                             $10.14	           $10.14
                                               ======            ======

TOTAL RETURN	                               2.58%	       2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	                $51,291	          $51,291

Ratio of expenses to average net assets
	After waiver	                            0%	          0%
	Before waiver	                         1.00%	       1.00%

Ratio of net investment income to
  average net assets	                         5.26%	       5.26%

Portfolio turnover rate	                            0%	          0%


* Commencement of operations was September 10, 1999.


See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2000


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Small Cap Value Fund, and The Forester Value Fund (each a "Fund"). The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting
period.   Actual results could differ from those estimates.

THE FORESTER FUNDS, INC.

March 31, 2000


(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the period ended March 31, 2000, Forester Capital Management, Ltd. (the "Advisor") provided the Funds with investment management
services under an Investment Advisory Agreement.   The Advisor
furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the period ended
March 31, 2000, the Advisor voluntarily waived advisory fees in the amounts of $283 and $283 for The Forester Small Cap Value Fund and The Forester Value Fund. There were no other operating expenses of the Funds for the period ended March 31, 2000.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds reimburse the Advisor for marketing expenses incurred in distributing shares of the Funds, primarily the cost of printing
sales material.   This expense is limited to 1/4 of 1% of the
Funds' average net assets.   For the period ended March 31, 2000,
no such reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $48,141 and $0, respectively, in each Fund.

THE FORESTER FUNDS, INC.


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Forester Funds, Inc.
Libertyville, Illinois


We have audited the accompanying statements of assets and liabilities of The Forester Small Cap Value Fund and The Forester Value Fund, each a series of shares of common stock of The Forester Funds, Inc., including the portfolios of investments as of March 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights
for the period September 10, 1999 to March 31, 2000.   These financial
statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of March 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audits provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Small Cap Value Fund and The Forester Value Fund as of
March 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the period September 10, 1999 to March 31, 2000, in conformity with generally accepted accounting principles.


TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
May 10, 2000



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FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-847-573-8399

THE FORESTER FUNDS, INC.
Shareholder Services Center
612 Paddock
Libertyville, IL 60048